Schedule of financial liabilities (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023
Schedule Of Financial Liabilities
ASX convertible notes	[1]	$ 271,600		$ 301,600
ASX convertible notes		301,600	[1]	308,100
ASX convertible notes		(30,000)		(6,500)
ASX convertible notes	[1]	$ 271,600		$ 301,600

[1]	The Company has on issue unsecured convertible notes totaling A$271,600, including accrued interest. These notes have matured, have a fixed repayment amount and are not accruing further interest. These notes automatically convert to equity upon an ASX listing, however, due to the Company now being listed on Nasdaq the Company is unlikely to pursue an ASX listing, in which case the notes can only be redeemed in cash at their face value plus interest. All convertible notes are due and payable as at reporting date.